Warrant liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Warrant Liabilities [Abstract]
Schedule of Warrant Liabilities
	Six months ended June 30, 2024
Public Warrants	No. of units (Note)	Amount
At January 1, 2024	958,272	$287,482
Change in fair value	-	219,364
At June 30, 2024	958,272	$506,846
	Six months ended June 30, 2024
Private Warrants	No. of units (Note)	Amount
At January 1, 2024	2,000,000	$5,934,000
Private warrants granted	825,000	3,642,663
Change in fair value	-	(4,592,606)
At June 30, 2024	2,825,000	$4,984,057

	Year ended December 31, 2023
Public Warrants	No. of units (Note)	Amount
At January 1, 2023	996,297	$2,042,410
Warrants exercised	(38,025)	(77,951)
Change in fair value	-	(1,676,977)
At December 31, 2023	958,272	$287,482
	Year ended December 31, 2023
Private Warrants	No. of units (Note)	Amount
At January 1, 2023	-	$-
Warrants granted	2,000,000	9,222,288
Change in fair value	-	(3,288,288)
At December 31, 2023	2,000,000	$5,934,000
Note:	The units outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.